FINANCIAL INSTRUMENTS - Schedule of Carrying Amounts of Derivative Contracts Designated and Not Designated as Hedging Instruments for Hedge Accounting (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	$ 526	$ 2,341
Assets Not designated	11,658	6,247
Assets, Total	12,184	8,588
Liabilities Designated	884	398
Liabilities Not designated	16,314	5,330
Liabilities, Total	17,198	5,728
Net	(5,014)	2,860
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	237	451
Assets Not designated	0	0
Assets, Total	237	451
Liabilities Designated	24	26
Liabilities Not designated	14	22
Liabilities, Total	38	48
Net	199	403
Forward foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	0	0
Assets Not designated	456	276
Assets, Total	456	276
Liabilities Designated	0	0
Liabilities Not designated	280	651
Liabilities, Total	280	651
Net	176	(375)
Currency swaps and options
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	277	1,890
Assets Not designated	22	13
Assets, Total	299	1,903
Liabilities Designated	860	280
Liabilities Not designated	33	63
Liabilities, Total	893	343
Net	(594)	1,560
Commodity derivatives
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	12	0
Assets Not designated	10,979	5,534
Assets, Total	10,991	5,534
Liabilities Designated	0	92
Liabilities Not designated	15,732	4,565
Liabilities, Total	15,732	4,657
Net	(4,741)	877
Other contracts
Disclosure of detailed information about hedging instruments [line items]
Assets Designated	0	0
Assets Not designated	201	424
Assets, Total	201	424
Liabilities Designated	0	0
Liabilities Not designated	255	29
Liabilities, Total	255	29
Net	$ (54)	$ 395